UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2552

Waddell & Reed Advisors Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Bond Fund
June 30, 2006
COMMON STOCK - 0.01%	Shares	Value

Petroleum -- Domestic
Chesapeake Energy Corporation	1,324	$40,051
(Cost: $16,656)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 2.40%
First Union Corporation,
6.824%, 8-1-26	$8,000	9,097,144
First Union National Bank of Florida,
6.18%, 2-15-36	2,000	2,034,754
SouthTrust Bank, National Association,
6.125%, 1-9-28	4,000	4,039,680
		15,171,578
Broadcasting - 2.87%
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	5,250	6,138,289
EchoStar DBS Corporation,
6.375%, 10-1-11	3,000	2,872,500
TCA Cable TV, Inc.,
6.53%, 2-1-28	4,000	3,988,588
Westinghouse Electric Corporation,
8.875%, 6-14-14	4,500	5,083,187
		18,082,564
Business Equipment and Services - 0.51%
Quebecor World Capital Corporation,
4.875%, 11-15-08	3,500	3,246,250

Coal - 0.47%
Peabody Energy Corporation,
6.875%, 3-15-13	3,000	2,947,500

Communications Equipment - 0.24%
Harris Corporation,
6.35%, 2-1-28	1,500	1,517,798

Computers -- Main and Mini - 0.09%
Unisys Corporation,
7.875%, 4-1-08	550	550,000

Computers -- Micro - 0.08%
Dell Computer Corporation,
6.55%, 4-15-08	500	506,596

Construction Materials - 0.76%
Hanson PLC,
7.875%, 9-27-10	4,500	4,810,509

Finance Companies - 24.91%
Alternative Loan Trust 2005-J4,
5.5%, 11-25-35	8,250	7,663,839
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2,
4.783%, 7-10-43	7,500	7,134,791
Barton Springs CDO SPC, Series 2005-1 Segregated Portfolio and Barton Springs CDO Series 2005-1 LLC,
6.85%, 12-20-10	5,250	4,698,750
CHL Mortgage Pass-Through Trust 2005-28,
5.25%, 1-25-19	13,036	12,563,289
CHL Pass-Through Trust 2003-20,
5.5%, 7-25-33	6,745	6,637,391
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (A)	2,516	1,383,941
COMM 2005-C6,
5.144%, 6-10-44	18,500	17,837,363
Ford Motor Credit Company,
7.375%, 10-28-09	1,000	924,538
GSR Mortgage Loan Trust 2004-2F,
7.0%, 1-25-34	4,283	4,366,680
General Motors Acceptance Corporation,
5.125%, 5-9-08	4,500	4,311,022
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1-15-38	6,000	5,576,302
MASTR Adjustable Rate Mortgages Trust 2005-1,
5.25617%, 3-25-35	6,964	6,850,423
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7-12-38	6,000	5,737,016
Preferred Term Securities XVI, Ltd. and Preferred Term Securities XVI, Inc.,
7.92938%, 3-23-35 (A)	3,750	3,787,500
Preferred Term Securities XVII, Ltd. and Preferred Term Securities XVII, Inc.,
7.59563%, 6-23-35 (A)	3,000	3,007,500
SocGen Real Estate Company L.L.C.,
7.64%, 12-29-49 (A)	6,000	6,127,170
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates:
Series 2004-A,
4.60074%, 2-25-34	6,088	5,988,826
Series 2004-3AC,
4.9348%, 3-25-34	6,034	6,028,128
Series 2004-5,
4.59007%, 5-25-34	3,978	3,732,300
Series 2004-6,
4.69955%, 6-25-34	2,982	2,811,526
Series 2004-12,
5.08874%, 9-25-34	4,843	4,604,138
Series 2004-18,
5.19846%, 12-25-34	7,476	7,239,951
Series 2005-21,
5.71457%, 11-25-35	4,949	4,671,690
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-22,
5.63824%, 12-25-35	3,841	3,610,719
Series 2006-1,
6.11768%, 2-25-36	3,873	3,729,007
Structured Asset Securities Corporation Trust 2005-16,
5.5%, 9-25-35	7,000	6,597,974
Structured Asset Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-40A,
4.8202%, 1-25-34	2,582	2,475,118
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.5%, 9-25-18	7,500	7,046,889
		157,143,781
Food and Related - 0.33%
ConAgra, Inc.,
6.7%, 8-1-27	2,000	2,087,214

Forest and Paper Products - 1.22%
Bowater Canada Finance Corporation,
7.95%, 11-15-11	4,000	3,800,000
Champion International Corporation,
6.65%, 12-15-37	2,500	2,528,092
Westvaco Corporation,
7.5%, 6-15-27	1,400	1,395,772
		7,723,864
Homebuilders, Mobile Homes - 1.19%
D.R. Horton, Inc.,
8.0%, 2-1-09	4,000	4,159,076
Pulte Homes, Inc.,
4.875%, 7-15-09	3,500	3,376,275
		7,535,351
Hospital Supply and Management - 0.77%
HCA - The Healthcare Company,
8.75%, 9-1-10	4,600	4,849,619

Household -- General Products - 1.95%
Procter & Gamble Company (The),
8.0%, 9-1-24	10,000	12,289,010

Household -- Major Appliances - 0.46%
Controladora Mabe S.A. de C.V.,
6.5%, 12-15-15 (A)	3,000	2,879,688

Multiple Industry - 0.27%
TOLLROAD INVESTMENT PARTNERSHIP SERIES II,
0.0%, 2-15-09 (A)	2,000	1,735,324

Petroleum -- Domestic - 0.60%
Chesapeake Energy Corporation,
7.5%, 9-15-13	3,750	3,759,375

Petroleum -- International - 1.14%
Pemex Project Funding Master Trust,
9.125%, 10-13-10	2,500	2,737,500
Petrobras International Finance Company,
9.125%, 7-2-13	4,000	4,440,000
		7,177,500
Petroleum -- Services - 1.53%
Halliburton Company,
6.75%, 2-1-27	7,250	7,569,812
TE Products Pipeline Company, Limited Partnership,
7.51%, 1-15-28	2,000	2,055,010
		9,624,822
Real Estate Investment Trust - 0.69%
Diversified REIT Owner Trust 1999-1,
6.78%, 3-18-11 (A)	2,250	2,274,953
Spieker Properties, L.P.,
7.35%, 12-1-17	1,950	2,077,756
		4,352,709
Utilities -- Electric - 1.98%
Dominion Resources, Inc.,
5.25%, 8-1-33	7,500	6,977,017
HQI Transelec Chile S.A.,
7.875%, 4-15-11	3,250	3,422,289
Pepco Holdings, Inc.,
4.0%, 5-15-10	2,250	2,099,840
		12,499,146
Utilities -- Gas and Pipeline - 0.95%
Tennessee Gas Pipeline Company,
7.0%, 3-15-27	6,000	6,027,228

Utilities -- Telephone - 4.64%
BellSouth Capital Funding Corporation,
6.04%, 11-15-26	2,500	2,502,325
British Telecommunications Public Limited Company,
8.375%, 12-15-10	6,000	6,587,214
Deutsche Telekom International Finance B.V.,
8.0%, 6-15-10	9,000	9,662,130
New York Telephone Company,
6.7%, 11-1-23	2,250	2,162,597
Pacific Bell,
7.25%, 11-1-27	3,250	3,249,636
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11-19-08	4,250	4,088,878
Verizon Global Funding Corp.,
7.25%, 12-1-10	1,000	1,047,266
		29,300,046

TOTAL CORPORATE DEBT SECURITIES - 50.05%		$315,817,472

(Cost: $319,838,460)

OTHER GOVERNMENT SECURITIES

Brazil - 0.50%
Federative Republic of Brazil (The):
10.0%, 1-16-07	1,500	1,530,000
9.25%, 10-22-10	1,500	1,653,750
		3,183,750
Canada - 1.68%
Province de Quebec,
7.14%, 2-27-26	9,200	10,587,038

Japan - 1.22%
Japanese Government 15 Year Floating Rate Bond,
0.69%, 1-20-18 (B)	JPY 900,000	7,690,580

Supranational - 0.86%
Inter-American Development Bank,
8.4%, 9-1-09	$5,000	5,408,415

TOTAL OTHER GOVERNMENT SECURITIES - 4.26%		$26,869,783

(Cost: $25,379,131)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 9.41%
Federal Home Loan Mortgage Corporation:
6.375%, 8-1-11	7,500	7,474,815
5.25%, 11-5-12	10,000	9,695,310
4.75%, 5-6-13	6,000	5,654,208
5.2%, 3-5-19	7,500	7,035,712
5.5%, 8-20-19	7,500	7,230,128
Federal National Mortgage Association,
5.3%, 2-22-11	12,000	11,792,484
Tennessee Valley Authority,
4.875%, 12-15-16	10,500	10,467,146
		59,349,803
Mortgage-Backed Obligations - 26.58%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.0%, 5-15-19	4,500	4,248,160
5.0%, 7-15-19	2,524	2,397,958
5.0%, 5-15-23	5,500	5,191,981
5.5%, 4-15-24 (Interest Only)	9,000	698,201
5.5%, 4-15-24 (Interest Only)	3,549	182,642
6.0%, 3-15-29	1,064	1,061,485
5.0%, 7-15-29 (Interest Only)	5,055	612,263
7.5%, 9-15-29	2,214	2,305,363
4.0%, 2-15-30	4,500	4,234,013
4.25%, 3-15-31	5,746	5,470,875
5.0%, 9-15-31 (Interest Only)	9,544	1,588,090
5.5%, 9-15-31	11,250	10,916,499
5.0%, 9-15-32	3,000	2,751,441
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.0%, 7-1-25	8,376	7,926,664
6.0%, 11-1-28	1,280	1,266,546
6.5%, 10-1-31	510	514,838
6.5%, 11-1-31	345	348,563
6.0%, 2-1-32	1,362	1,347,295
5.0%, 3-1-35	4,941	4,617,572
5.5%, 10-1-35	6,252	6,009,314
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO (Interest Only),
5.5%, 12-15-13	1,719	381,063
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
4.971%, 5-1-35	3,611	3,494,671
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	8,500	8,041,067
5.0%, 3-25-18 (Interest Only)	2,951	245,617
5.0%, 6-25-18	6,750	6,459,257
4.5%, 8-25-18	8,500	8,223,955
5.5%, 2-25-32	4,000	3,918,401
4.0%, 11-25-32	2,566	2,388,199
4.0%, 3-25-33	1,784	1,662,723
3.5%, 8-25-33	5,533	4,883,756
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.0%, 1-1-11	7,020	6,664,849
5.5%, 1-1-17	2,108	2,073,007
4.0%, 11-1-18	4,775	4,414,001
5.5%, 10-1-23	3,245	3,154,568
5.0%, 4-1-24	8,321	7,891,924
5.0%, 2-1-25	12,832	12,169,377
6.0%, 12-1-28	305	301,267
5.5%, 6-1-33	859	829,133
Federal National Mortgage Association Non-Agency REMIC/CMO:
4.5%, 7-25-24	3,000	2,668,069
5.5%, 9-25-31	4,500	4,353,053
4.5%, 12-25-34	6,000	5,574,235
Government National Mortgage Association Agency REMIC/CMO:
5.5%, 6-20-28 (Interest Only)	9,230	835,441
5.0%, 1-20-32	3,795	3,690,393
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.5%, 7-15-23	94	98,426
7.5%, 12-15-23	406	424,741
8.0%, 9-15-25	325	344,544
7.0%, 7-20-27	12	11,966
6.5%, 5-15-29	431	437,369
7.5%, 7-15-29	76	79,553
7.75%, 10-15-31	1,848	1,879,879
Government National Mortgage Association Non-Agency REMIC/CMO,
4.0%, 1-16-30	1,188	1,104,276
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
2001-3 Class G,
6.5%, 4-15-27	698	698,574
2003-2 Class D,
5.0%, 11-15-23	957	954,196
2003-2 Class E,
5.0%, 12-15-25	3,750	3,687,838
		167,729,151
Treasury Obligations - 9.39%
United States Treasury Bond,
6.125%, 11-15-27	4,000	4,419,688
United States Treasury Notes:
4.0%, 4-15-10	22,000	21,168,136
5.0%, 2-15-11	3,500	3,491,386
5.0%, 8-15-11	15,000	14,954,880
4.0%, 2-15-15	16,500	15,204,486
		59,238,576

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 45.38%		$286,317,530

(Cost: $296,232,532)

SHORT-TERM SECURITY - 0.30%

Banks
Wells Fargo & Company,
5.21%, 7-6-06	1,895	$1,895,000
(Cost: $1,895,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$630,939,836

(Cost: $643,361,779)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: CMO - Collateralized Mortgage Obligation; REMIC - Real Estate Mortgage Investment Conduit.

The following swap agreement was outstanding at June 30, 2006:
Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation

Bear Stearns	Ford Motor Company	8.7%	6-20-11	$(1,835,000)	$(31,529)

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $21,196,076 or 3.36% of total investments.

(B)Principal amount is denominated in the indicated foreign currency, where applicable (JPY - Japanese Yen)

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: August 28, 2006